SCHEDULE OF VENDORS COMPRISED OF TOTAL PURCHASES (Details) - Purchases [Member] - Supplier Concentration Risk [Member]	12 Months Ended
	Aug. 31, 2022		Aug. 31, 2021
Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	45.00%
Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	35.00%
Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	37.00%			[1]
Vendor Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%			[1]
Vendor Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%			[1]
Vendor Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%			[1]

[1]	Accounted for less than 10% for the period